Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions
Related party transactions
31.	Related party transactions

During the year ended December 31, 2025, the Company incurred expenses of $0.5 million ($1.4 million in 2024) for administrative, legal and technical expenses charged from associates, primarily reflected in the consolidated statement of loss. As of December 31, 2025, amounts payable to associates is nil ($0.1 million in 2024) and amounts receivable from associates is nil (nil in 2024). Refer to Note 10 and Note 20 for additional transactions with related parties.

During the year ended December 31, 2025, the Company contributed a donation of $0.2 million ($0.1 million in 2024) to Barkerville Heritage Trust, of which an officer of the Company holds a position on the board of directors.

As at December 31, 2025, Double Zero Capital LP held an interest of 15.9% and OR held an interest of 13.1% (compared to nil and 24.4% as at December 31, 2024) in Osisko Development Corp.